PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 162,812	$ 24,953	¥ 176,839
Less: Accumulated depreciation	(143,033)	(21,922)	(112,727)
Property and equipment, net	19,779	3,031	64,112
Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	33,353	5,112	45,816
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	10,737	1,646	11,706
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 118,722	$ 18,195	¥ 119,317